Share-based payments - Fair value assumptions (Details) - Share options and share rights	12 Months Ended
Sep. 30, 2022
Fair value assumptions
Dividend yield	5.00%
Volatility rate	25.00%
Minimum
Fair value assumptions
Risk-free rate	1.70%
Maximum
Fair value assumptions
Risk-free rate	2.60%